Commodity risk management contracts (Summary of Gain (Loss) on the Commodity Risk Management Contracts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Consolidated Statement Of Comprehensive Income [Abstract]
Realized loss on commodity risk management contracts	$ (83,244)	$ (109,654)
Unrealized gain on commodity risk management contracts	13,023	463
Total	$ (70,221)	$ (109,191)